ALPS VARIABLE INVESTMENT TRUST

(the “Trust”)

Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

ALPS | Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

ALPS Global Opportunity Portfolio: Class I (N/A) and Class III (AVPEX)

Supplement dated June 4, 2025

to the Statement of Additional Information

dated may 1, 2025, AS SUPPLEMENTED

Effective as of the close of business on June 3, 2025, David Swanson resigned his position as Trustee of the Trust. Therefore, all references to him serving in that capacity contained in the Statement of Additional Information are hereby deleted as of that date. In addition, effective as of the close of business on June 3, 2025, Scott Wentsel will serve as the Chairperson of the Trust's Nominating and Governance Committee.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE